Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
Summary of employee benefits charged to operating expenses

(in thousands)	2013	2012	2011
Payroll taxes	$1,106	$1,127	$1,098
Medical plans	1,915	1,772	1,676
401k match	309	298	291
Pension plan	1,173	1,224	907
Profit-sharing	118	58	0
Other	219	317	250
Total employee benefits	$4,840	$4,796	$4,222

Schedule of obligations and funded status

(in thousands)	2013	2012
Change in projected benefit obligation:
Balance, January 1	$15,342	$14,217
Service cost	1,174	1,168
Interest cost	646	667
Actuarial gain	(1,991)	(458)
Benefits paid	(319)	(252)
Balance, December 31	$14,852	$15,342

Change in plan assets:
Fair value, January 1	$11,707	$10,034
Actual return on plan assets	2,220	1,193
Employer contribution	0	766
Expenses paid	(76)	(34)
Benefits paid	(319)	(252)
Fair value, December 31	$13,532	$11,707
Funded status at end of year	$(1,320)	$(3,635)
Accumulated benefit obligation	$12,298	$12,564

Components of net pension cost

(in thousands)	2013	2012	2011
Service cost—benefits earned during the year	$1,174	$1,168	$931
Interest costs on projected benefit obligations	646	667	604
Expected return on plan assets	(797)	(776)	(706)
Expected administrative expenses	40	40	0
Amortization of prior service cost	79	79	78
Amortization of unrecognized net loss	31	46	0
Net periodic pension expense	$1,173	$1,224	$907

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss), including amounts recognized in other comprehensive income

(in thousands)	2013	2012
Prior service costs	$(522)	$(600)
Net accumulated actuarial net loss	1,560	(1,849)
Accumulated other comprehensive gain (loss)	1,038	(2,449)
Net periodic benefit cost in excess of cumulative employer contributions	(2,358)	(1,186)
Net amount recognized at December 31, balance sheet	$(1,320)	$(3,635)
Net gain arising during period	$3,378	$881
Prior service cost amortization	79	79
Amortization of net actuarial loss	31	46
Total recognized in other comprehensive income (loss)	$3,488	$1,006
Total recognized in net periodic pension cost and other comprehensive income (loss)	$(2,315)	$218

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense

	2013	2012	2011
Determination of benefit obligation at year end:
Discount rate	5.00%	4.25%	4.75%
Annual rate of compensation increase	3.73%	3.61%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	5.00%	4.75%	5.75%
Annual rate of compensation increase	3.73%	3.61%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

Schedule of fair value of the Company's pension plan assets, by asset category

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Cash equivalents	$675	$675	$0	$0
Equity securities:
U.S. large-cap (a)	6,506	6,506	0	0
U.S. mid-cap (b)	820	820	0	0
U.S. small-cap (c)	1,151	1,151	0	0
International (d)	2,016	2,016	0	0
Real estate (e)	387	387	0	0
Commodities (f)	319	319	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	1,450	0	1,450	0
Corporate investment grade (g)	209	0	209	0
Corporate non-investment grade (g)	0	0	0	0
Total	$13,533	$11,874	$1,659	$0
December 31, 2012
Cash equivalents	$485	$485	$0	$0
Equity securities:
U.S. large-cap (a)	4,335	4,335	0	0
U.S. mid-cap (b)	575	575	0	0
U.S. small-cap (c)	635	635	0	0
International (d)	1,670	1,670	0	0
Real estate (e)	395	395	0	0
Commodities (f)	370	370	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	2,726	0	2,726	0
Corporate investment grade (g)	416	0	416	0
Corporate non-investment grade (g)	100	0	100	0
Total	$11,707	$8,465	$3,242	$0

(a) This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.

(b) This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.

(c) This category is comprised of actively managed mutual funds.

(d) 32% and 37% at December 31, 2013 and 2012, respectively, of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.

(e) This category is comprised of low-cost real estate index exchange traded funds.

(f) This category is comprised of exchange traded funds investing in agricultural and energy commodities.

(g) This category is comprised of individual bonds.

Schedule of future benefit payments expected to be paid
Year	Pension benefits
(in thousands)
2014	$438
2015	462
2016	483
2017	583
2018	609
2019 to 2023	4,184